Net Income (Loss) Per Share - Additional Information (Detail) (USD $)	1 Months Ended	0 Months Ended				0 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jul. 16, 2013	Mar. 11, 2013	Jun. 13, 2012	Aug. 08, 2013	Dec. 31, 2012	Jun. 13, 2012 Employee Stock Option [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Dec. 31, 2011 Stock Options And Warrants [Member]	Sep. 30, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Option exercises during period			573,941			573,941	629,850	118,842	211,995
Effect of antidilutive securities in computation of diluted loss per share										14,037,134	17,418,807	1,839,607	1,867,295
Initial public offering price per share					$ 15.60
Preferred stock to common stock conversion ratio				1	1
Option vested	11,563	244,009						136,881						31,250